Mezzanine Equity - Schedule of Carrying Value of Preferred Shares (Footnote) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Temporary Equity Disclosure [Abstract]
Accelerated write-off of unamortized discount	$ 0.8	$ 3.5